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                              UNITED STATES                     OMB APPROVAL
                                                            ----------------------
                                                            ----------------------
                    SECURITIES AND EXCHANGE COMMISSION      OMB Number: 3235-0456
                          Washington, D.C. 20549            Expires:August 31, 2000
                                                            Estimated average
                                                            burden
                                                            hours per response.1
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                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

             Read instructions at end of Form before preparing Form.

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    1.   Name and address of issuer:

         PaineWebber Investment Trust
         51 West 52nd Street
         New York, NY 10019-6114

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    2.   The name of each series or class of  securities  for which this Form is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): |_|

         PaineWebber Tactical Allocation Fund
         (Class A, B, C and Y shares)

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3.    Investment Company Act File Number:

            811-6292

         Securities Act File Number:

            33-39659


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    4(a). Last day of fiscal year for which this Form is filed:

            August 31, 1999

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    4(b).   |_|   Check box if this Form is being filed late (i.e., more than
                  90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

    NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

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    4(c).   |_|   Check box if this is the last time the issuer will be filing this Form.



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





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      5. Calculation of registration fee:

         (i)    Aggregate sale price of                         $  1,287,431,171
                securities sold during the                        --------------
                fiscal year pursuant to
                section 24(f):

         (ii)   Aggregate price of
                securities redeemed or                          $    530,096,507
                repurchased during the                            --------------
                fiscal year

         (iii)  Aggregate price of securities
                redeemed or repurchased during
                any prior fiscal year ending no
                earlier than October 1, 1995      $      0
                that were not previously used to   -------
                reduce registration fees payable
                to to the Commission:

         (iv)   Total available redemption                       - $ 530,096,507
                credits [add Items 5(ii) and                        ------------
                5(iii)]:

         (v)    Net sales - if item 5(i) is
                greater than Item 5(iv)                           $  757,334,664
                [subtract item 5(iv) from                           ------------
                Item 5(i)]:

     ---------------------------------------------------------------
         (vi)   Redemption credits
                available for use in future
                years  -- if Item 5(i) is         $(       0)
                less than Item 5(iv)                ---------
                [subtract Item 5(i) from
                Item 5(iv)]:
     ---------------------------------------------------------------

         (vii)  Multiplier for determining
                registration fee (See                             x$    0.000278
                Instruction C.9):                                   ------------

         (viii) Registration fee due [multiply
                Item 5(v) by Item 5(vii)]
                (enter "0" if no fee is
                due):                                             =$  210,539.04
                                                                    ------------
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      6.   Prepaid Shares

            If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

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     7.    Interest  due - if this Form is being  filed  more than 90 days after the end of the Issuer's fiscal year (see Instruction D):


                                                                   +$          0
                                                                     -----------

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      8.   Total of the amount of the registration fee due plus any interest due
           [line 5(viii) plus line 7]:

                                                                   =$ 210,539.04
                                                                     -----------
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     9.   Date the  registration fee and any  interest  payment  was sent to the
          Commission's lockbox depository:

           November 23, 1999

                 Method of Delivery:


                             |X|   Wire Transfer

                             |_|   Mail or other means

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                                  SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*/s/ John J. Lee
                         --------------------------------------
                         John J. Lee
                         --------------------------------------

                         Vice President and Assistant Treasurer
                         --------------------------------------

Date: NOVEMBER 23, 1999
      -----------------

 *Please print the name and title of the signing officer below the signature.